Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Commitments And Contingencies [Line Items]
Payments Due, Total	$ 281
Payments Due Within 1 Year	279
Payments Due Within 1 - 3 Years	2
Payments Due Within 4 - 5 Years	0
Payments Due More Than 5 Years	0
Leases [Member]
Commitments And Contingencies [Line Items]
Payments Due, Total	106
Payments Due Within 1 Year	104
Payments Due Within 1 - 3 Years	2
Payments Due Within 4 - 5 Years	0
Payments Due More Than 5 Years	0
Employment Contracts [Member]
Commitments And Contingencies [Line Items]
Payments Due, Total	175	[1]
Payments Due Within 1 Year	175	[1]
Payments Due Within 1 - 3 Years	0	[1]
Payments Due Within 4 - 5 Years	0	[1]
Payments Due More Than 5 Years	$ 0	[1]

[1]	Represents amount payable under severance agreement for John C. Houghton, effective January 4, 2015. See Note 15, Subsequent Events, for further discussion.